RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 12:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company entered into a number of agreements for the purchase of infrastructure, construction and services from C. Mer Industries Ltd. ("C. Mer"), a publicly traded company in Israel (TASE). As of June 30, 2022, the Company's largest shareholder, FIMI Opportunity Funds ("FIMI"), holds approximately 36.6% of C. Mer's share capital and representatives of FIMI serve on C. Mer’s board of directors.

b.
In December 2015 the Company entered into a memorandum of understanding with Orbit Communication Systems, ("Orbit"), a publicly traded company in Israel (TASE), for development and manufacture of an antenna for an aggregate amount of approximately $1,750. The memorandum specifies prices per additional product units ordered in the future by the Company. In August 2017, FIMI acquired approximately 33.4% of Orbit's share capital. As of June 30, 2022, FIMI holds approximately 31.34% of Orbit share capital and representatives of FIMI serve on Orbit's board of directors.

In addition, Euclid Ltd. ("Euclid"), a supplier of the Company, was fully acquired by Orbit in January 2022. The Company purchases antennas and related services from Euclid.

c.	The transactions with Company’s related parties were approved by Company’s Audit Committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

d.	Transactions with the related parties:
	Six months ended June 30,
	2022	2021*)
		As Restated (1)

Cost of revenues of products	$92	$368

(1) The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.

*) Excluding transactions and balances with Euclid, which became a related party during January 2022.

e.	Balances with the related parties:

	June 30, 2022	December 31, 2021 *)

Trade payables	$14	$466

Accrued expenses	$182	$-

Other current assets	$428	$202

*) Excluding transactions and balances with Euclid, which became a related party during January 2022.